Shareholders' Equity (Details)	3 Months Ended
	Mar. 31, 2026 shares	Dec. 31, 2025	Mar. 30, 2026 shares	Mar. 26, 2026 shares
Shareholders’ Equity [Line Items]
Number of classes of common shares	2
Class of warrant or right, outstanding (in Shares)	677,934		517,527	519,974
SVS Warrants [Member]
Shareholders’ Equity [Line Items]
Class of warrant or right, outstanding (in Shares)	157,960			157,960
Common Shares [Member]
Shareholders’ Equity [Line Items]
Vote per share		one
Common Class A [Member]
Shareholders’ Equity [Line Items]
Common stock, number of votes	10
Common Class B [Member]
Shareholders’ Equity [Line Items]
Common stock, number of votes	1
Voting share ratio	1
SFTrust Warrants [Member]
Shareholders’ Equity [Line Items]
Class of warrant or right, outstanding (in Shares)	519,974